INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
SCHEDULE OF DETAILED INFORMATION ABOUT INTANGIBLE ASSETS

Intangible Assets
Cost
Balance at December 31, 2022	3,933
Purchase Price Allocation Adjustment	530
Balance at December 31, 2023	4,463
Additions	15
Balance at September 30, 2024	4,478
Accumulated Depreciation
Balance at December 31, 2022	225
Depreciation	796
Balance at December 31, 2023	1,021
Depreciation	669
Balance at September 30, 2024	1,690

Carrying Amounts
Balance at December 31, 2023	3,442
Balance at September 30, 2024	2,788